Severance Indemnities and Pension Plans (Components of Net Periodic Cost of Pension Benefits and Other Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost (income)	¥ (27,001)	¥ 47,740	¥ (25,675)
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	34,653	41,026	44,160
Interest cost on projected benefit obligation	20,547	14,356	11,995
Expected return on plan assets	(83,130)	(84,084)	(81,902)
Amortization of net actuarial loss (gain)	(591)	1,446	770
Amortization of prior service cost	(1,974)	(1,396)	(1,280)
Loss (gain) on settlements and curtailment	(13,659)	(4,860)	(5,820)
Other	(194)	0	0
Net periodic benefit cost (income)	(44,348)	(33,512)	(32,077)
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	13,055	16,808	16,853
Interest cost on projected benefit obligation	8,414	20,573	11,233
Expected return on plan assets	(10,810)	(44,590)	(33,269)
Amortization of net actuarial loss (gain)	1,362	7,534	16,573
Amortization of prior service cost	(952)	(3,124)	(2,802)
Loss (gain) on settlements and curtailment	1,803	84,345	44
Other	3,939	0	0
Net periodic benefit cost (income)	16,811	81,546	8,632
One-time write off	84,345
Foreign offices and subsidiaries | Other benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost—benefits earned during the fiscal year	52	97	140
Interest cost on projected benefit obligation	1,216	1,002	494
Expected return on plan assets	(1,503)	(3,200)	(2,415)
Amortization of net actuarial loss (gain)	1,191	155	(64)
Amortization of prior service cost	(426)	(432)	(385)
Loss (gain) on settlements and curtailment	0	0	0
Other	6	0	0
Net periodic benefit cost (income)	¥ 536	¥ (2,378)	¥ (2,230)